LVIP American Income Allocation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–10.87%
✧American Funds®– Capital Income Builder	225,816	$17,536,886
		17,536,886
Equity Funds–28.19%
✧American Funds®-
American Mutual Fund	218,555	12,785,484
Growth Fund of America	224,252	16,623,831
Investment Company of America	270,578	16,077,718
		45,487,033
Fixed Income Funds–56.90%
✧American Funds®-
Bond Fund of America	7,354,848	83,183,330
High-Income Trust	572,286	5,591,228
Inflation Linked Bond Fund	320,365	3,030,656
		91,805,214
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.18%
✧American Funds®– Smallcap World Fund	25,293	$1,911,146
		1,911,146
International Equity Funds–2.91%
✧American Funds®-
EuroPacific Growth Fund	63,816	3,756,188
New World Fund	10,214	937,691
		4,693,879
Total Investment Companies (Cost $143,584,210)		161,434,158

TOTAL INVESTMENTS–100.05% (Cost $143,584,210)	161,434,158
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(83,678)
NET ASSETS APPLICABLE TO 13,964,289 SHARES OUTSTANDING–100.00%	$161,350,480

✧Class R-6 shares.
LVIP American Income Allocation Fund–1